Risk Management Policy - Summary of External Credit Ratings (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	₸ 422,510	₸ 560,850
Mandatory cash balances with NBRK	57,307	47,110
Carrying Amount	7,997,909	6,553,522
Investment securities and derivatives	1,506,354	1,379,180
Not Rated
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	7,205	5,007
Investment securities and derivatives	74,442	4,803
Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	37,908	30,683
Due from Banks | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	123
Cost | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	37,915	30,689
A- and higher
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	203,364	341,639
Investment securities and derivatives	48,687	33,702
A- and higher | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	36,457
A- and higher | Cost | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount		29,652
BBB+ to BBB-
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	210,591	205,881
Mandatory cash balances with NBRK	57,307	47,110
Investment securities and derivatives	1,378,268	1,336,627
BBB+ to BBB- | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	1,328
BBB+ to BBB- | Cost | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount		1,031
BB+ to B-
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	1,077	8,323
Investment securities and derivatives	4,957	4,048
BB+ to B- | Cost | Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount		₸ 6
CCC+ and lower
Disclosure of internal credit grades [line items]
Cash and cash equivalents, excluding cash on hand	₸ 273